UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     MARCH 31, 2004
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DRAKE CAPITAL MANAGEMENT, LLC
                  ------------------------------
Address:          660 MADISON AVENUE, 16TH FLOOR
                  ------------------------------
                  NEW YORK, NY 10021
                  ------------------------------


Form 13F File Number:  028-10670
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             STACEY L. FELLER
                  -----------------------------
Title:            CHIEF FINANCIAL OFFICER
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


   /s/ Stacey L. Feller              New York, NY            May 12, 2004
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                         ----------------
Form 13F Information Table Entry Total:        38
                                         ----------------

Form 13F Information Table Value Total:     $300,126
                                         ----------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE

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                                                FORM 13F INFORMATION TABLE

          COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6     COLUMN 7               COLUMN 8
----------------------  ---------  --------- --------- ---------------------  ----------  ------------- ---------------------------
                          TITLE                VALUE     SHRS OR  SH/   PUT/  INVESTMENT     OTHER             VOTING AUTHORITY
       NAME OF ISSUER    OF CLASS    CUSIP    (X$1000)   PRN AMT  PRN   CALL  DISCRETION    MANAGERS         SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION           BOND     00130HAN5   2,963    3,000,000 PRN           SOLE                    3,000,000       0      0
AMERISOURCE HEALTH CORP   BOND     03071PAD4  14,996   13,000,000 PRN           SOLE                   13,000,000       0      0
APEX SILVER MINES LTD     COM      G04074103      41        1,800 SH            SOLE                        1,800       0      0
ARRIS GROUP INC           BOND     04269QAB6  35,357   18,367,000 PRN           SOLE                   18,367,000       0      0
ARTESYN TECHNOLOGIES INC  BOND     043127AB5  18,751   12,500,000 PRN           SOLE                   12,500,000       0      0
AVATAR HOLDINGS INC       COM      053494100       4          100 SH            SOLE                          100       0      0
BRISTOL MYERS SQUIBB
COMPANY                   BOND     110122AM0  10,119   10,000,000 PRN           SOLE                   10,000,000       0      0
BROCADE COMMUNICATIONS
SYSTEMS INC               BOND     111621AB4   5,822    6,300,000 PRN           SOLE                    6,300,000       0      0
CHIPPAC INC               BOND     169657AD5   9,945    8,000,000 PRN           SOLE                    8,000,000       0      0
CYPRESS SEMICONDUCTOR
CORP                      BOND     232806AH2  30,375   20,500,000 PRN           SOLE                   20,500,000       0      0
DUPONT PHOTOMASKS INC     BOND     26613XAE1  13,620   12,000,000 PRN           SOLE                   12,000,000       0      0
E M C CORP MASS           BOND     268648AG7  15,077   12,500,000 PRN           SOLE                   12,500,000       0      0
EGL INC                   BOND     268484AB8  16,353   14,000,000 PRN           SOLE                   14,000,000       0      0
EL PASO CORPORATION       OPTION   28336L959     178       25,000 SH    PUT     SOLE                       25,000       0      0
ENZON PHARMACEUTICALS INC BOND     293904AB4   9,873   10,250,000 PRN           SOLE                   10,250,000       0      0
ENZON PHARMACEUTICALS INC OPTION   293904908     772       50,000 SH    CALL    SOLE                       50,000       0      0
EXULT INC                 OPTION   302284954     185       30,000 SH    PUT     SOLE                       30,000       0      0
FEI CO                    BOND     30241LAD1     513      500,000 PRN           SOLE                      500,000       0      0
GENERAL MOTORS INC        DEB SR
                          CV C 33  370442717  12,231      400,000 PRN           SOLE                      400,000       0      0
INTEL CORPORATION         COM      458140100   1,088       40,000 SH            SOLE                       40,000       0      0
INTERNATIONAL GAME
TECHNOLOGIES INC          BOND     459902AL6  24,418   25,000,000 PRN           SOLE                   25,000,000       0      0
KEANE INC                 BOND     486665AB8   2,205    2,000,000 PRN           SOLE                    2,000,000       0      0
L-3 COMMUNICATIONS
HOLDINGS INC              BOND     502424AD6   8,688    7,500,000 PRN           SOLE                    7,500,000       0      0
LABOR READY INC           BOND     505401AB5   7,985    4,000,000 PRN           SOLE                    4,000,000       0      0
MILLENIUM PHARMACEUTICALS
INC                       BOND     599902AB9   5,081    5,000,000 PRN           SOLE                    5,000,000       0      0
NEXTEL COMMUNICATIONS INC BOND     65332VAY9   2,462    2,450,000 PRN           SOLE                    2,450,000       0      0
NORTEL NETWORKS CORP      BOND     656568AB8   9,191    9,000,000 PRN           SOLE                    9,000,000       0      0
PARKER DRILLING COMPANY   BOND     701081AD3   1,003    1,000,000 PRN           SOLE                    1,000,000       0      0
POWERWAVE TECHNOLOGIES INCBOND     739363AB5   4,239    4,000,000 PRN           SOLE                    4,000,000       0      0
PRG-SCHULTZ INTERNATIONAL
INC                       BOND     69357CAA5   6,083    6,500,000 PRN           SOLE                   6,500,000        0      0
PRIMUS TELECOMMUNICATIONS
GROUP                     BOND     741929AN3   3,200    2,500,000 PRN           SOLE                   2,500,000        0      0
PROVIDIAN FINANCIAL CORP  OPTION   74406A902     524       40,000 SH    CALL    SOLE                      40,000        0      0
ROYAL CARRIBEAN CRUISES
LTD                       BOND     780153AM4  14,277   20,000,000 PRN           SOLE                  20,000,000        0      0
TOWER AUTOMOTIVE INC      BOND     891707AE1   1,440    1,500,000 PRN           SOLE                   1,500,000        0      0
VECTOR GROUP LTD          BOND     92240MAC2   9,027   10,000,000 PRN           SOLE                  10,000,000        0      0
VIMPEL COMMUNICATIONS -
ADR                       SPONSORED
                          ADR      68370R109   1,508       14,500 SH            SOLE                      14,500        0      0
WINN DIXIE STORES INC     OPTION   974280959     228       30,000 SH    PUT     SOLE                      30,000        0      0
WINN DIXIE STORES INC     OPTION   974280959     304       40,000 SH    PUT     SOLE                      40,000        0      0
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